SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax Operating Loss Carryforward - USA	$ 1,569,000	$ 1,090,000
Other
Valuation Allowance - USA	(1,569,000)	(1,090,000)
Deferred Tax Assets, Net